Condensed statements of income (unaudited) (Details) - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 1,493,709	$ 7,294,700
Cost of revenue	944,347	7,336,425
Gross income	549,362	(41,725)
Operating expenses:
General and administrative expenses	(1,226,493)	(1,862,404)
Share of profit in subsidiaries and VIE	(931,959)
Others, net	12,388	(1,613)
Loss before income taxes	(370,961)	(2,992,228)
Provision for income tax	(3,988)	(8,112)
Net loss	(366,973)	(2,984,116)
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue
Cost of revenue
Gross income
Operating expenses:
General and administrative expenses	(658,803)	(1,245,367)
Share of profit in subsidiaries and VIE	289,289	(1,737,721)
Others, net	2,541	(1,028)
Loss before income taxes	(366,973)	(2,984,116)
Provision for income tax
Net loss	$ (366,973)	$ (2,984,116)